Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Carried at Fair Value Measured on Recurring Basis
The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2015 and 2014 (in thousands):

	Fair Value Measurements at December 31, 2015
	Carrying Value	Level 1	Level 2	Level 3
Assets:
Equity method investment - FOX	$249,747	$249,747	$—	$—
Liabilities:
Put option of noncontrolling shareholders (1)	(50)	—	—	(50)
Interest rate swaps	(13,483)	—	(13,483)	—
Total recorded at fair value	$236,214	$249,747	$(13,483)	$(50)

	Fair Value Measurements at December 31, 2014
	Carrying Value	Level 1	Level 2	Level 3
Assets:
Equity method investment - FOX	$245,214	$245,214	$—	$—
Liabilities:
Put option of noncontrolling shareholders (1)	(50)	—	—	(50)
Interest rate swap	(9,828)	—	(9,828)	—
Total recorded at fair value	$235,336	$245,214	$(9,828)	$(50)

(1)	Represents put options issued to noncontrolling shareholders in connection with the Liberty acquisition.

Reconciliations of Change in Carrying Value of Level 3 Supplemental Put Liability
A reconciliation of the change in the carrying value of the Company’s Level 3 fair value measurements for the year ended December 31, 2015 and 2014 is as follows (in thousands):

	2015	2014
Balance at January 1st	$(50)	$(50)
Change in fair value	—	—
Balance at December 31st	$(50)	$(50)